STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - BRL (R$) R$ in Thousands	Issued capital [member]	Capital reserve [member]	Other reserves [member]	Reserve For Expansion [Member]	Tax Bbenefit Reserve [Member]	Treasury shares [member]	Equity Valuation Adjustment [Member]	Retained earnings [member]	Total	Accumulated other comprehensive income [member]
Balances as at January 01, 2019 at Dec. 31, 2018	R$ 9,866,298	R$ 412,091	R$ 838,692	R$ 7,267,574	R$ 1,417,858	R$ (8,523)			R$ 19,794,837	R$ 847
Total comprehensive income for the year
Profit for the year								3,622,127	3,622,127
Remeasurement of post-employment benefit obligation									(1,935)	(1,935)
Total comprehensive income for the year								3,622,127	3,620,192	(1,935)
Total contributions from shareholders and distributions to shareholders
Long-term incentive plan (note 26)		(1,441)							(1,441)
Purchases of treasury shares, net of disposals						5,319			5,319
Allocation of profit for the year:
Legal Reserve (note 25)			171,398					(171,398)
Interest on shareholders’ equity (note 25)								995,438	995,438
Tax benefit reserve (note 25)					194,161			(194,161)
Reserve for expansion (note 25)				2,261,130				(2,261,130)
Total contributions from shareholders and distributions to shareholders		(1,441)	171,398	2,269,479	194,161	5,319		(3,622,127)	(983,211)
Interest on shareholders’ equity (note 25)								(995,438)	(995,438)
Unclaimed dividends (note 25)				8,349					8,349
Balances as at December 31, 2019 at Dec. 31, 2019	9,866,298	410,650	1,010,090	9,537,053	1,612,019	(3,204)			22,431,818	(1,088)
Total comprehensive income for the year
Profit for the year								1,828,254	1,828,254
Remeasurement of post-employment benefit obligation									(1,031)	(1,031)
Total comprehensive income for the year								1,828,254	1,827,223	(1,031)
Total contributions from shareholders and distributions to shareholders
Long-term incentive plan (note 26)		7,425							7,425
Purchases of treasury shares, net of disposals						(7,089)			(7,089)
Allocation of profit for the year:
Legal Reserve (note 25)			83,708					(83,708)
Interest on shareholders’ equity (note 25)								1,083,000	1,083,000
Tax benefit reserve (note 25)					169,541			(169,541)
Reserve for expansion (note 25)				492,005				(492,005)
Total contributions from shareholders and distributions to shareholders	3,611,593	(13,467)	26,104	(3,037,451)	169,541	(1,633)		(1,828,254)	(1,076,296)	(2,729)
Corporate restructure (note 1)	3,611,593	(20,892)	(57,604)	(3,535,824)		5,456				(2,729)
Interest on shareholders’ equity (note 25)								(1,083,000)	(1,083,000)
Unclaimed dividends (note 25)				6,368					6,368
Balances as at December 31, 2019 at Dec. 31, 2020	13,477,891	397,183	1,036,194	6,499,602	1,781,560	(4,837)	R$ (4,848)		23,182,745	R$ (4,848)
Total comprehensive income for the year
Profit for the year								2,957,174	2,957,174
Remeasurement of post-employment benefit obligation							563		563
Total comprehensive income for the year							563	2,957,174	2,957,737
Total contributions from shareholders and distributions to shareholders
Long-term incentive plan (note 26)		4,623							4,623
Purchases of treasury shares, net of disposals						(20)			(20)
Allocation of profit for the year:
Legal Reserve (note 25)			139,021					(139,021)
Interest on shareholders’ equity (note 25)								(1,047,500)	(1,047,500)
Tax benefit reserve (note 25)					176,741			(176,741)
Reserve for expansion (note 25)				1,593,912				(1,593,912)
Unclaimed dividends (note 25)				9,521					9,521
Total contributions from shareholders and distributions to shareholders		4,623	139,021	1,603,433	176,741	(20)		(2,957,174)	(1,033,376)
Interest on shareholders’ equity (note 25)								1,047,500	1,047,500
Balances as at December 31, 2019 at Dec. 31, 2021	R$ 13,477,891	R$ 401,806	R$ 1,175,215	R$ 8,103,035	R$ 1,958,301	R$ (4,857)	R$ (4,285)		R$ 25,107,106